LONG TERM LOAN (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2025 ILS (₪)	Dec. 31, 2020 ILS (₪)
IfrsStatementLineItems [Line Items]
Principal amount		$ 182,542		₪ 500,000
Interest rate	2.56%	1.50%	2.56%	1.50%
Borrowings maturity, description		September 18, 2025
Secured bank loans received		$ 9,127		₪ 25,000
Term loan one [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 40,528		₪ 100,000
Borrowings maturity, description	May 20,2027
Term loan two [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 40,528		₪ 100,000
Borrowings maturity, description	April 20,2028